GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details) tonne in Millions			12 Months Ended
	Oct. 01, 2022 USD ($) uSDPerTonne	Oct. 01, 2021 USD ($) uSDPerTonne	Dec. 31, 2023 tonne	Dec. 31, 2022 USD ($) tonne	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2020
Disclosure of information for cash-generating units [line items]
Reduction of carbon emissions (in percent)				25.00%
Impairment loss (reversal of impairment loss) recognised in profit or loss				$ 1,026,000,000	$ (218,000,000)	$ (133,000,000)
Property, plant and equipment				$ 30,167,000,000	30,075,000,000
Ukraine
Disclosure of information for cash-generating units [line items]
Increase In Sales Volumes | tonne				6.4
Property, plant and equipment				$ 600,000,000	$ 2,300,000,000
Ukraine | Forecast
Disclosure of information for cash-generating units [line items]
Increase In Sales Volumes | tonne			8.3
ArcelorMittal Kriviy Rih
Disclosure of information for cash-generating units [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss				1,026,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill				6,000,000
ArcelorMittal Kriviy Rih | Ukraine
Disclosure of information for cash-generating units [line items]
Recoverable Amount (Value in Use)				1,003,000,000
Impairment loss (reversal of impairment loss) recognised in profit or loss				1,026,000,000
Discount rate (in percent)					16.90%
Property, plant and equipment				$ 655,000,000
ArcelorMittal Kriviy Rih | Ukraine | Applied to 2023 projections
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)				47.10%
ArcelorMittal Kriviy Rih | Ukraine | Applied to subsequent projections
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)				20.00%
Total Europe
Disclosure of information for cash-generating units [line items]
Reduction of carbon emissions (in percent)				35.00%
Europe1 [Member] | Europe flat products | Total Europe
Disclosure of information for cash-generating units [line items]
Discount rate (in percent)		8.50%					8.50%
Property, plant and equipment					$ 11,005,000,000
Cash-generating units
Disclosure of information for cash-generating units [line items]
Estimated growth rate (in percent)				2.00%
Impairment of goodwill	$ 0	$ 0
Cash-generating units | NAFTA
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	13.30%	11.30%
Cash-generating units | Brazil
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	18.70%	15.60%
Cash-generating units | Europe
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	10.60%	8.60%
Cash-generating units | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used (in percent)	18.40%	14.70%
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Iron ore (in USD per tonne) | uSDPerTonne	70	71
Coking coal (in USD per tonne) | uSDPerTonne	170	144
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Iron ore (in USD per tonne) | uSDPerTonne	110	112
Coking coal (in USD per tonne) | uSDPerTonne	268	240